Loans - Loans by class based on payment activity (Details)	Jun. 30, 2023 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	$ 199,935,846
Residential | One-to-four-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	59,562,818
Residential | One-to-four-family residential | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	59,562,818
Residential | Multi-family real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	44,183,871
Residential | Multi-family real estate | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	44,183,871
Residential Real Estate And Consumer Portfolio
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	106,571,436
Residential Real Estate And Consumer Portfolio | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	106,571,436
Consumer Loans | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	2,824,747
Consumer Loans | Consumer | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Total loans	$ 2,824,747